Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 15,763	$ 9,362
Accumulated depreciation		2,965	1,891
Depreciated cost		12,798	7,471
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		8,617	8,008
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		522	443
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,085	761
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		148	57
Cars [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		143	93
Land [Meber]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	[1]	$ 5,248

[1]	In October 2023, the Company entered into a development agreement with the Israel Land Authority (“ILA”), which converts into a lease agreement for an initial non-cancellable term of 49 years from the date of grant, subject to further potential renewal options (see also note 7).